Subsidiaries - Identifiable assets acquired and liabilities assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 07, 2022	Jan. 04, 2022
Subsidiaries
Right-of-use assets	$ 9,307	$ 12,072	$ 16,539
Lease liability	(306)
Deferred tax liabilities		(75)
Other accounts payable and accrued expenses	(1,488)
Deferred tax	$ 0	$ 75	$ (115)
Acquisition of GIS
Subsidiaries
Cash and cash equivalents					$ 5,409
Inventories					3,396
Other current assets					1,199
Property and equipment					139
Technology					5,924
Customer relationships					548
Goodwill					14,580
Trade accounts payable					(12)
Other accounts payable and accrued expenses					(1,064)
Deferred tax					(583)
Total identifiable net assets acquired					$ 29,536
Acquisition of Formatec Holdings
Subsidiaries
Cash and cash equivalents				$ 712
Trade and other receivables				691
Inventories				827
Property and equipment				480
Right-of-use assets				627
Deferred tax asset				857
Customer relationships				1,690
Intangible assets				3,237
Goodwill				7,470
Trade accounts payable				(1,275)
Lease liability				(434)
Deferred tax liabilities				(1,271)
Total identifiable net assets acquired				$ 13,611